Bank borrowings - Other Loans - (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2022 USD ($)
Bank Borrowings
Outstanding balance	$ 140,012,000		$ 57,162,000
EURIBOR One Month [member]
Bank Borrowings
Applicable margin (as a percent)	0.50%	0.50%
Loan from Banque Palatine
Bank Borrowings
Principal amount			$ 7,272,000	€ 7,000,000
Loan from Banque Palatine | EURIBOR Three Month [member]
Bank Borrowings
Applicable margin (as a percent)			1.00%	1.00%
NMTC
Bank Borrowings
Principal amount					$ 13,230,000
NMTC | Fixed rate
Bank Borrowings
Interest rate (as a percent)					3.57%
Vagalume Loan [member]
Bank Borrowings
Principal amount	$ 21,150,000	€ 18,000,000
Term of loan	6 years
Vagalume Loan [member] | EURIBOR Twelve Month [member]
Bank Borrowings
Applicable margin (as a percent)	1.00%	1.00%
Vagalume Loan [member] | Fixed rate
Bank Borrowings
Interest rate (as a percent)	3.20%	3.20%
Bankinter Loan [member]
Bank Borrowings
Principal amount	$ 23,500,000	€ 20,000,000